STOCK-BASED COMPENSATION - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) executive_officer shares	Dec. 31, 2021 USD ($) executive_officer plan $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares		$ 3.59	$ 1.44	$ 1.49
Options, unrecognized compensation expense | $	$ 3,994,756	$ 3,994,756	$ 3,490,761	$ 6,321,143
Unrecognized expense expected period for recognition		1 year 1 month 2 days	1 year 3 months 10 days	1 year 4 months 20 days
Options exercised, intrinsic value | $		$ 4,054,823	$ 109,880	$ 277,155
Options vested, fair value | $		$ 1,414,334	2,558,269	1,581,077
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Award expiration period		10 years
Stock-based compensation expense | $		$ 2,492,533	$ 1,956,009	$ 2,286,349
Incremental expense | $		$ 356,937
Stock options | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Stock options | 36 Months following first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months
Award vesting percentage		75.00%
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares) | shares		0	0	0
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Restricted stock units (RSUs) | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of executive officers granted awards | executive_officer	2	2
Awards vested ( in shares) | shares		0
Time-Based RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Stock-based compensation expense | $	$ 119,941
Unrecognized expense expected period for recognition		2 years 11 months 8 days
Non-option awards granted (in shares) | shares		510,000
Non-option awards, unrecognized compensation expense | $	5,964,359	$ 5,964,359
Price-Target RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		$ 1,035,944
Unrecognized expense expected period for recognition		10 months 24 days
Non-option awards granted (in shares) | shares		770,000
Non-option awards, unrecognized compensation expense | $	$ 4,732,496	$ 4,732,496
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares) | shares	2,004,969	2,004,969
Increase in shares available for issuance as a percentage		1.00%
Number of shares issued for option exercises and restricted stock purchase agreements (in shares) | shares		0
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan		1
Number of shares issued for option exercises and restricted stock purchase agreements (in shares) | shares		1,280,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares) | shares	10,024,848	10,024,848
Increase in shares available for issuance as a percentage	5.00%
Number of shares available for grant (in shares) | shares	8,744,848	8,744,848